Short-Term Debt - Schedule of Availability Liquidity (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Short-term Debt [Line Items]
Cash and cash equivalents	$ 121	$ 98	$ 166
Remaining availability	1,222	1,076
Total Available Liquidity	1,343	1,174
Revolving Credit Facility
Short-term Debt [Line Items]
Remaining availability	$ 1,222	$ 1,076